Financial Instruments and Fair Value Measurements, Summary of interest rate hedges (Details) - Interest rates [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cash flow hedges [Member]
Derivative [Line Items]
Notional amount	$ 400	$ 1,000
Maturity date	2024
Cash flow hedges [Member] | Other assets [Member]
Derivative [Line Items]
Derivative collateral	$ 0	238
Fair value hedges [Member]
Derivative [Line Items]
Notional amount	$ 2,164	$ 1,163
Fair value hedges [Member] | Minimum [Member]
Derivative [Line Items]
Maturity date	2025
Fair value hedges [Member] | Maximum [Member]
Derivative [Line Items]
Maturity date	2031